Related-party transactions - Transactions and balances with related parties (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Gold sales	R 187	R 319	R 298
Refining fees paid	(24)	(40)	(31)
Trade payable	R (6)	R (7)	R (6)